Leases - Maturity Lease Schedule (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 6,190
2027	6,235
2028	6,282
2029	4,945
2030	3,579
Thereafter	352
Total undiscounted lease payments	27,583
Less: imputed interest	(2,561)
Present value of operating lease liabilities	$ 25,022